BIOLOGICAL ASSETS - Fair value adjustment (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Fair value adjustment of biological assets recognized under other operating income (expense), net
Physical changes	R$ 432,212		R$ (37,088)
Price	824,103		1,236,847
Fair value adjustment of biological assets	1,256,315	R$ 171,618	1,199,759
Biological assets pledged	R$ 0		R$ 0